Segments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Results by Segment
Results by segment

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2020	£m	£m	£m	£m	£m
Net interest income/(expense)	1,393	150	26	(15)	1,554
Non-interest income	235	40	28	19	322
Total operating income	1,628	190	54	4	1,876
Operating expenses before credit impairment losses, provisions and charges	(1,010)	(134)	(62)	(39)	(1,245)
Credit impairment losses	(247)	(106)	(12)	(11)	(376)
Provisions for other liabilities and (charges)/releases	(56)	3	(4)	(11)	(68)
Total operating credit impairment losses, provisions and charges	(303)	(103)	(16)	(22)	(444)
Profit/(loss) before tax	315	(47)	(24)	(57)	187

Revenue from external customers	2,004	237	55	(420)	1,876
Inter-segment revenue	(376)	(47)	(1)	424	—
Total operating income	1,628	190	54	4	1,876

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	253	13	5	—	271
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	33	—	—	—	33
–Non-banking and other fees(2)	26	22	23	1	72
Total fee and commission income	343	35	28	1	407
Fee and commission expense	(169)	(9)	(4)	(4)	(186)
Net fee and commission income/(expense)	174	26	24	(3)	221

30 June 2020
Customer loans	184,862	16,604	4,040	3,748	209,254
Total assets(3)	193,692	16,604	4,949	80,463	295,708
Customer deposits	151,091	19,538	6,784	1,855	179,268
Total liabilities	152,171	19,563	7,230	100,545	279,509
1.The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2.Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
3.Includes customer loans, net of credit impairment loss allowances.

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2019	£m	£m	£m	£m	£m
Net interest income/(expense)	1,465	189	32	(18)	1,668
Non-interest income	353	38	47	15	453
Total operating income/(expense)	1,818	227	79	(3)	2,121
Operating expenses before credit impairment losses, provisions and charges	(1,011)	(138)	(83)	(25)	(1,257)
Credit impairment (losses)/releases	(63)	(9)	4	(1)	(69)
Provisions for other liabilities and charges	(95)	(1)	(11)	(99)	(206)
Total operating credit impairment losses, provisions and charges	(158)	(10)	(7)	(100)	(275)
Profit/(loss) before tax	649	79	(11)	(128)	589

Revenue from external customers	2,166	281	85	(411)	2,121
Inter-segment revenue	(348)	(54)	(6)	408	—
Total operating income/(expense)	1,818	227	79	(3)	2,121

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	345	15	14	—	374
–Insurance, protection and investments	37	—	—	—	37
–Credit cards	42	—	—	—	42
–Non-banking and other fees(2)	36	26	24	—	86
Total fee and commission income	460	41	38	—	539
Fee and commission expense	(184)	(12)	(7)	(1)	(204)
Net fee and commission income/(expense)	276	29	31	(1)	335

31 December 2019
Customer loans	180,398	16,297	4,114	4,199	205,008
Total assets(3)	187,556	16,297	4,727	73,122	281,702
Customer deposits	145,050	18,234	6,101	2,331	171,716
Total liabilities	145,917	18,260	6,500	95,008	265,685
1.The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
2.Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.
3.Includes customer loans, net of credit impairment loss allowances.